Acquisition of Assets & Note Payable (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets, Gross	$ 505,277	$ 155,277
Accumulated Amortization	(31,022)	(15,511)
Total	474,255	139,766
Customer List [Member]
Finite-Lived Intangible Assets, Gross	73,017	73,071
Non-Compete Clause [Member]
Finite-Lived Intangible Assets, Gross	25,399	25,399
Exclusive License(s) [Member]
Finite-Lived Intangible Assets, Gross	$ 406,861	$ 56,861